Prepaid Expenses And Other Current Assets	6 Months Ended
Jun. 30, 2019
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	June 30, 2019	December 31, 2018
Inventories	$6,696	$4,007
Advances for working capital purposes	8,750	8,250
Insurance claims	19,764	—
Voyage charters deferred contract costs and other	1,183	1,086

Total prepaid expenses and other current assets	$36,393	$13,343